Customers, Traders and Power Transport Concession Holders - Summary of Changes in Provision for Doubtful Accounts (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	R$ 568	R$ 660	R$ 625
Effect of adoption of IFRS 9 on Jan. 1, 2018 (1) (Note 2.4)	150
Additions, net	264	248	382
Disposals	(231)	(340)	(347)
Ending balance	R$ 751	R$ 568	R$ 660